Average Annual Total Returns - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - Fidelity Advisor Series Growth Opportunities Fund	Jan. 29, 2024
Fidelity Advisor Series Growth Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	46.95%
Past 5 years	19.68%
Past 10 years	16.43%
Fidelity Advisor Series Growth Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	46.75%
Past 5 years	15.04%
Past 10 years	12.76%
Fidelity Advisor Series Growth Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	27.79%
Past 5 years	15.11%
Past 10 years	12.67%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%